September 22, 2021

BNY MELLON VARIABLE INVESTMENT FUND

- Growth and Income Portfolio

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

John C. Bailer, CFA, Karen Behr, Brian C. Ferguson, Keith Howell, David Intoppa and Leigh N. Todd, CFA are the fund's primary portfolio managers. Mr. Bailer has been a primary portfolio manager of the fund since September 2008 and is Deputy Head of Equity Income and a portfolio manager at Newton Investment Management North America, LLC (Newton), an affiliate of BNYM Investment Adviser. Ms. Behr has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at Newton. Mr. Ferguson has been a primary portfolio manager of the fund since May 2020 and is a portfolio manager at Newton. Mr. Howell has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at Newton. Mr. Intoppa has been a primary portfolio manager of the fund since March 2019 and is a research analyst at Newton. Ms. Todd has been a primary portfolio manager of the fund since March 2019 and is a portfolio manager at Newton.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

John C. Bailer, CFA, Karen Behr, Brian C. Ferguson, Keith Howell, David Intoppa and Leigh N. Todd, CFA are the fund's primary portfolio managers, each of whom are jointly and primarily responsible for the day-to-day management of the fund's portfolio. Mr. Bailer has been a primary portfolio manager of the fund since September 2008 and is Deputy Head of Equity Income and a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 1992. Ms. Behr has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at Newton. She has been employed by Newton or a predecessor company of Newton since 2008. Mr. Ferguson has been a primary portfolio manager of the fund since May 2020 and is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 1997. Mr. Howell has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 2006. Mr. Intoppa has been a primary portfolio manager of the fund since March 2019 and is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2006. Ms. Todd has been a primary portfolio manager of the fund since March 2019 and is a portfolio manager at Newton. She has been employed by Newton or a predecessor company of Newton since 2001.

0108STK0921

September 22, 2021

BNY MELLON VARIABLE INVESTMENT FUND

- Opportunistic Small Cap Portfolio

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of investment professionals employed by Newton Investment Management North America, LLC (Newton), an affiliate of BNYM Investment Adviser. The team members who are jointly and primarily responsible for managing the fund's portfolio are Patrick Kent, CFA, CMT, James Boyd, CFA and Andrew Leger. Mr. Kent has served as lead portfolio manager of the fund since March 2019. Messrs. Boyd and Leger have been portfolio managers of the fund since 2011 and September 2021, respectively. Mr. Kent is Deputy Head of Equity Opportunities and a portfolio manager at Newton. Mr. Boyd is a research analyst at Newton. Mr. Leger is a portfolio manager at Newton.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

Investment decisions for the fund are made by a team of investment professionals employed by Newton. The team members who are jointly and primarily responsible for managing the fund's portfolio are Patrick Kent, CFA, CMT, James Boyd, CFA and Andrew Leger. Mr. Kent has served as lead portfolio manager of the fund since March 2019. Messrs. Boyd and Leger have been portfolio managers of the fund since 2011 and September 2021, respectively. Mr. Kent is Deputy Head of Equity Opportunities and a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since February 2019. Prior to joining a predecessor company of Newton, Mr. Kent was a portfolio manager at Wellington Management, which he joined in 2011. Mr. Boyd is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2005. Mr. Leger is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 2014.

0121STK0921

September 22, 2021

BNY MELLON VARIABLE INVESTMENT FUND

-	Growth and Income Portfolio ("GIP")
-	Opportunistic Small Cap Portfolio ("OSCP")

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Karen Behr[1]	9	$11.6B	0	N/A	7	$481M
Keith Howell[1]	4	$922M	2	$393M	42	$5.0B
Andrew Leger[2]	7	$3.7B	4	$326M	25	$2.8B

1 Because Ms. Behr and Mr. Howell each became a primary portfolio manager of GIP as of September 22, 2021, their information is as of June 30, 2021.

2 Because Mr. Leger became a primary portfolio manager of OSCP as of September 22, 2021, his information is as of June 30, 2021.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Karen Behr	Other	1	$80M
Keith Howell	Other	4	$136M
Andrew Leger	Other	1	$41M

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Karen Behr[1]	GIP	None
Keith Howell[1]	GIP	None
Andrew Leger[2]	OSCP	None

1 Because Ms. Behr and Mr. Howell each became a primary portfolio manager of GIP as of September 22, 2021, their information is as of June 30, 2021.

2 Because Mr. Leger became a primary portfolio manager of OSCP as of September 22, 2021, his information is as of June 30, 2021.

VIF-SAISTK-0921